Segment Information (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Information [Line Items]
Revenues percentage	45.10%	52.90%	43.50%
Sugarcane Segment [Member]
Segment Information [Line Items]
Revenues percentage	65.20%	64.00%	56.80%
Grain/Cotton Segments [Member]
Segment Information [Line Items]
Revenues percentage	42.30%	50.00%	41.10%
Other Segment [Member]
Segment Information [Line Items]
Revenues percentage